Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Depreciation Useful Life	Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office and electronic equipment	3 years
Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office and electronic equipment	3 years

Schedule of Revenues by Revenue Streams

For the six months ended December 31, 2025 and 2024, the disaggregated revenues by revenue streams were as follows:

	For the Six Months ended December 31,
	2025	2024
Time charter revenue (over time recognition)	$9,176,820	$9,977,858
Vessel management services revenue (over time recognition)	3,411,443	3,408,509
Total	$12,588,263	$13,386,367

For the years ended June 30, 2025, 2024 and 2023, the disaggregated revenues by revenue streams were as follows:

	For the years ended June 30,
	2025	2024	2023
Time charter revenue	$19,306,369	$19,613,798	$27,042,943
Vessel management services revenue	5,829,312	5,913,138	5,402,614
Total	$25,135,681	$25,526,936	$32,445,557

Schedule of Revenues by Customer Location

For the six months ended December 31, 2025 and 2024, the disaggregated revenues by customer location were as follows:

	For the Six Months ended December 31,
	2025	2024
Singapore	$9,250,107	$10,047,638
Hong Kong S.A.R.	1,892,510	1,909,464
Other countries	1,445,646	1,429,265
Total	$12,588,263	$13,386,367

For the years ended June 30, 2025, 2024 and 2023, the disaggregated revenues by customer location were as follows:

	For the years ended June 30,
	2025	2024	2023
Singapore	$19,306,369	$12,281,701	$18,020,107
Hong Kong S.A.R.	4,068,128	4,088,106	4,262,950
BVI	—	4,755,737	6,243,123
Other countries	1,761,184	4,401,392	3,919,377
Total	$25,135,681	$25,526,936	$32,445,557